Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings per share
Profit for the year net of tax attributable to ordinary equity holders of the parent for basic earnings	$ 16,625	$ 14,714	$ 30,891	$ 9,311
Weighted average number of ordinary shares for basic earnings per share	18,131,797	18,113,102	18,124,482	18,295,642
Weighted average number of ordinary shares for diluted earnings per share	18,519,769	18,270,461	18,420,761	18,453,001
Earnings per share:
Earnings attributable to ordinary equity holders of the parent, US$ - basic	$ 0.92	$ 0.81	$ 1.7	$ 0.51
Earnings attributable to ordinary equity holders of the parent, US$ - diluted	$ 0.9	$ 0.81	$ 1.68	$ 0.5
Number of deferred exchange shares	2,000,000		2,000,000